UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07657

Oppenheimer Developing Markets Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: August 31

Date of reporting period: 5/31/2018

Item 1. Schedule of Investments.

CONSOLIDATED

STATEMENT OF INVESTMENTS May 31, 2018 Unaudited

	Shares	Value
Common Stocks—93.0%
Consumer Discretionary—16.3%
Automobiles—0.3%
Astra International Tbk PT	219,798,000	$108,811,665
Diversified Consumer Services—0.9%
New Oriental Education & Technology Group, Inc., Sponsored ADR	3,469,934	345,154,335
Hotels, Restaurants & Leisure—3.6%
China Lodging Group Ltd., Sponsored ADR[1]	20,045,853	882,217,990
Genting Bhd	107,077,600	236,118,430
Jollibee Foods Corp.	42,919,773	223,493,055
Yum China Holdings, Inc.	3,018,570	118,629,801
		1,460,459,276
Internet & Catalog Retail—2.7%
Ctrip.com International Ltd., ADR[2]	16,657,008	751,064,490
JD.com, Inc., ADR[2]	4,175,054	146,878,400
Vipshop Holdings Ltd., ADR[2]	16,464,610	192,306,645
		1,090,249,535
Media—1.3%
Zee Entertainment Enterprises Ltd.[1]	65,300,739	537,202,952
Multiline Retail—0.1%
SACI Falabella	2,950,037	27,645,422
Specialty Retail—0.0%
Steinhoff International Holdings NV2	115,822,130	10,195,395
Textiles, Apparel & Luxury Goods—7.4%
Kering SA	2,263,191	1,305,871,799
LVMH Moet Hennessy Louis Vuitton SE	2,889,279	1,003,458,582
PRADA SpA	108,701,610	569,659,857
Puma SE	188,599	114,404,577
		2,993,394,815

	Shares	Value
Consumer Staples—10.1%
Beverages—3.7%
Anadolu Efes Biracilik Ve Malt Sanayii AS1	38,338,430	$213,377,503
Fomento Economico Mexicano SAB de CV	63,111,176	526,067,543
Fomento Economico Mexicano SAB de CV, Sponsored ADR	2,914,275	242,817,393
Kweichow Moutai Co. Ltd., Cl. A3	4,173,500	489,590,083
		1,471,852,522
Food & Staples Retailing—3.2%
Atacadao Distribuicao Comercio e Industria Ltda	97,528,500	416,847,528
BIM Birlesik Magazalar AS	6,620,645	101,230,087
Magnit PJSC[1]	5,391,140	441,990,532
Shoprite Holdings Ltd.	17,900,129	328,923,275
		1,288,991,422
Food Products—0.4%
Vietnam Dairy Products JSC	6,936,900	49,889,867
Want Want China Holdings Ltd.	123,530,000	122,100,582
		171,990,449
Personal Products—2.8%
Amorepacific Corp.	1,047,482	322,220,221
AMOREPACIFIC Group	584,127	68,118,732
LG Household & Health Care Ltd.	592,708	737,632,763
		1,127,971,716
Energy—4.1%
Oil, Gas & Consumable Fuels—4.1%
LUKOIL PJSC, ADR	3,214,584	213,998,763
Novatek PJSC, Sponsored GDR	9,330,218	1,344,606,761
Reliance Industries Ltd.	8,585,792	116,949,321
		1,675,554,845

1      OPPENHEIMER DEVELOPING MARKETS FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Financials—20.4%
Capital Markets—0.4%
China International Capital Corp. Ltd., Cl. H4	76,004,400	$159,235,090
Commercial Banks—9.8%
Banco de Chile	398,614,258	61,949,460
Bank Central Asia Tbk PT	88,628,100	144,473,548
Bank Mandiri Persero Tbk PT	346,195,700	175,041,964
Commercial International Bank Egypt SAE	36,688,828	172,741,249
Credicorp Ltd.	2,100,012	464,984,657
FirstRand Ltd.	136,752,054	643,961,662
Grupo Aval Acciones y Valores SA, ADR[1]	27,098,977	231,967,243
Grupo Financiero Inbursa SAB de CV, Cl. O	213,377,965	301,376,924
Itau Unibanco Holding SA, ADR	16,453,027	190,032,462
Kotak Mahindra Bank Ltd.	57,073,844	1,126,800,007
Sberbank of Russia PJSC	97,554,424	347,050,546
Sberbank of Russia PJSC, Sponsored ADR	7,143,091	102,416,789
		3,962,796,511
Consumer Finance—0.5%
Cholamandalam Investment & Finance Co. Ltd.	6,924,201	156,498,550
Prosegur Cash SA4	22,661,687	61,658,478
		218,157,028
Diversified Financial Services—2.2%
Ayala Corp.	7,367,730	131,498,608
B3 SA-Brasil Bolsa Balcao	97,663,248	568,126,105
Grupo de Inversiones Suramericana SA	6,166,302	79,192,184
Hong Kong Exchanges & Clearing Ltd.	3,842,091	123,471,281
		902,288,178

	Shares	Value
Insurance—2.6%
AIA Group Ltd.	115,795,400	$1,056,627,001
Real Estate Management & Development—1.9%
Ayala Land, Inc.	311,907,400	235,925,456
Emaar Properties PJSC	126,330,811	178,534,259
SM Prime Holdings, Inc.	468,681,972	329,419,885
		743,879,600
Thrifts & Mortgage Finance—3.0%
Housing Development Finance Corp. Ltd.	43,855,404	1,188,740,606
Health Care—8.3%
Biotechnology—1.1%
3SBio, Inc.[2,4]	38,763,000	110,408,463
Biocon Ltd.	25,864,456	254,421,122
Wuxi Biologics Cayman, Inc.[2,4]	8,005,000	89,152,157
		453,981,742
Health Care Providers & Services—2.9%
Apollo Hospitals Enterprise Ltd.[1]	11,818,039	166,298,905
Mediclinic International plc	28,979,030	235,473,694
Sinopharm Group Co. Ltd., Cl. H1	172,897,200	768,012,793
		1,169,785,392
Health Care Technology—0.1%
Ping An Healthcare & Technology Co. Ltd.[2,4]	2,907,221	16,976,581
Life Sciences Tools & Services—1.1%
Samsung Biologics Co. Ltd.[2,4]	1,127,775	453,015,353
Pharmaceuticals—3.1%
Dong-E-E-Jiao Co. Ltd., Cl. A3	18,812,514	175,903,748
Dr. Reddy’s Laboratories Ltd.	3,304,794	94,666,984
Hutchison China MediTech Ltd., ADR[2]	2,517,920	73,271,472
Jiangsu Hengrui Medicine Co. Ltd., Cl. A3,5	48,600,362	575,779,392

2      OPPENHEIMER DEVELOPING MARKETS FUND

	Shares	Value
Pharmaceuticals (Continued)
Jiangsu Hengrui Medicine Co. Ltd., Cl. A5	26,945,810	$318,722,681
		1,238,344,277
Industrials—4.6%
Air Freight & Couriers—0.7%
ZTO Express Cayman, Inc., ADR	13,587,367	279,763,887
Industrial Conglomerates—2.2%
Jardine Strategic Holdings Ltd.	13,430,343	478,853,722
SM Investments Corp.	26,481,047	436,232,119
		915,085,841
Transportation Infrastructure—1.7%
DP World Ltd.	21,923,826	492,649,746
Grupo
Aeroportuario del Sureste SAB de CV, Cl. B	12,082,161	191,827,738
		684,477,484
Information Technology—22.9%
Electronic Equipment, Instruments, & Components—0.3%
Sunny Optical Technology Group Co. Ltd.[2]	5,338,000	107,496,551
Internet Software & Services—13.3%
Alibaba Group Holding Ltd., Sponsored ADR[2]	11,810,858	2,338,667,993
Kakao Corp.	714,556	68,329,001
MercadoLibre, Inc.	63,600	18,496,788
NAVER Corp.	1,216,551	753,229,501
Tencent Holdings Ltd.	39,045,810	1,968,207,627
Yandex NV, Cl. A2	6,194,770	207,648,690
		5,354,579,600
IT Services—1.0%
Tata Consultancy Services Ltd.	15,992,018	411,918,590
Semiconductors & Semiconductor Equipment—5.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	281,307,429	2,099,037,234

	Shares	Value
Software—1.0%
Netmarble Corp.[4]	1,086,478	$157,621,451
Snap, Inc., Cl. A2	20,440,265	232,814,618
		390,436,069
Technology Hardware, Storage & Peripherals—2.1%
Samsung Electronics Co. Ltd.	18,379,100	862,734,527
Materials—6.3%
Construction Materials—1.2%
Dalmia Bharat Ltd.	1,447,058	58,263,025
Indocement Tunggal Prakarsa Tbk PT	125,325,579	159,313,334
UltraTech Cement Ltd.	4,740,142	262,440,998
		480,017,357
Metals & Mining—5.1%
Glencore plc[2]	259,516,229	1,284,031,805
Grupo Mexico SAB de CV	148,506,006	368,721,307
Polyus PJSC, GDR[4]	2,440,700	74,424,824
Vale SA, Cl. B, Sponsored ADR	24,419,860	332,110,096
		2,059,288,032
Total Common Stocks (Cost $25,619,016,999)		37,518,136,880

Preferred Stocks—1.9%
Lojas Americanas SA, Preference[1]	98,235,400	467,384,489
Xiaoju Kuaizhi, Inc., Series A, Preference[2,7]	2,083,333	98,270,818
Xiaoju Kuaizhi, Inc., Series A, Preference[2,6,7]	2,615,945	123,394,126
Xiaoju Kuaizhi, Inc., Series B, Preference[2,7]	981,699	46,306,742
Zee Entertainment Enterprises Ltd., 6% Cum. Non-Cv.[1]	189,591,305	21,661,156
Total Preferred Stocks (Cost $581,209,478)		757,017,331

3      OPPENHEIMER DEVELOPING MARKETS FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Investment Company—3.7%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.71%[1,8] (Cost $1,482,334,858)	1,482,334,858	$1,482,334,858

Total Investments, at Value (Cost $27,682,561,335)	98.6%	39,757,489,069
Net Other Assets (Liabilities)	1.4	581,725,952

Net Assets	100.0%	$40,339,215,021

Footnotes to Consolidated Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares August 31, 2017	Gross Additions		Gross Reductions	Shares May 31, 2018
Anadolu Efes Biracilik Ve Malt Sanayii AS	28,384,566	9,953,864		—	38,338,430
Apollo Hospitals Enterprise Ltd.	11,818,039	—		—	11,818,039
China Lodging Group Ltd., Sponsored ADR	5,043,822	15,090,775	[a]	88,744	20,045,853
Estacio Participacoes SA	33,782,450	—		33,782,450	—
Grupo Aval Acciones y Valores SA, ADR	27,098,977	—		—	27,098,977
Lojas Americanas SA, Preference	73,021,800	32,916,000		7,702,400	98,235,400
Magnit PJSC	5,666,724	—		275,584	5,391,140
Oppenheimer Institutional Government Money Market Fund, Cl. E	1,429,129,947	5,323,787,671		5,270,582,760	1,482,334,858
Sinopharm Group Co. Ltd., Cl. H	132,490,800	40,406,400		—	172,897,200
Zee Entertainment Enterprises Ltd.	65,300,739	—		—	65,300,739
Zee Entertainment Enterprises Ltd., 6% Cum. Non-Cv.	189,591,305	—		—	189,591,305

	Value	Income		Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Anadolu Efes Biracilik Ve Malt Sanayii AS	$213,377,503	$3,013,360		$—	$(29,121,095)
Apollo Hospitals Enterprise Ltd.	166,298,905	1,107,206		—	(34,081,610)
China Lodging Group Ltd., Sponsored ADR	882,217,990	3,072,148		5,228,182	305,716,290
Estacio Participacoes SA	—	—		195,416,371	(139,764,260)
Grupo Aval Acciones y Valores SA, ADR	231,967,243	7,764,013		—	(11,652,560)
Lojas Americanas SA, Preference	467,384,489	1,951,113		(12,871,728)	(80,220,107)

4      OPPENHEIMER DEVELOPING MARKETS FUND

Footnotes to Consolidated Statement of Investments (Continued)

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Magnit PJSC	$441,990,532	$10,227,551	$(11,367,791)	$(552,056,571)
Oppenheimer Institutional Government Money Market Fund, Cl. E	1,482,334,858	12,829,730	—	—
Sinopharm Group Co. Ltd., Cl. H	768,012,793	—	—	(13,249,254)
Zee Entertainment Enterprises Ltd.	537,202,952	—	—	6,743,241
Zee Entertainment Enterprises Ltd., 6% Cum. Non-Cv.	21,661,156	1,724,979	—	(1,076,382)

Total	$5,212,448,421	$41,690,100	$176,405,034	$(548,762,308)

    a. All or a portion are the result of a corporate action.

2. Non-income producing security.

3. All or a portion of this security is owned by the subsidiary. See Note 2 of the accompanying Consolidated Notes.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,122,492,397 or 2.78% of the Fund’s net assets at period end.

5. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

6. Restricted security. The aggregate value of restricted securities at period end was $123,394,126, which represents 0.31% of the Fund’s net assets. See Note 4 of the accompanying Consolidated Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation/ (Depreciation)
Xiaoju Kuaizhi, Inc., Series A, Preference	4/22/16	$99,999,991	$123,394,126	$23,394,135

7. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying Notes.

8. Rate shown is the 7-day yield at period end.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
China	$10,105,611,172	25.4%
India	4,395,862,216	11.1
South Korea	3,422,901,551	8.6
Russia	2,732,136,905	6.9
France	2,309,330,381	5.8
Taiwan	2,099,037,234	5.3
Brazil	1,974,500,680	5.0
United States	1,833,779,278	4.6
Hong Kong	1,732,223,477	4.4
Mexico	1,630,810,905	4.1
Philippines	1,356,569,122	3.4
Switzerland	1,284,031,805	3.2
South Africa	1,218,554,026	3.1
United Arab Emirates	671,184,005	1.7
Indonesia	587,640,510	1.5
Italy	569,659,857	1.4

5      OPPENHEIMER DEVELOPING MARKETS FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

Geographic Holdings (Continued)	Value	Percent
Peru	$464,984,657	1.2%
Turkey	314,607,590	0.8
Colombia	311,159,427	0.8
Malaysia	236,118,430	0.6
Egypt	172,741,249	0.4
Germany	114,404,577	0.3
Chile	89,594,882	0.2
Spain	61,658,478	0.1
Vietnam	49,889,867	0.1
Argentina	18,496,788	0.0

Total	$39,757,489,069	100.0%

6      OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS May 31, 2018 Unaudited

1. Organization

Oppenheimer Developing Markets Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Basis for Consolidation. The Fund has established a private vehicle, OFI Global China Fund, LLC, which is wholly-owned and controlled by the Fund (the “Subsidiary”) organized under laws of Delaware. The Fund and Subsidiary are both managed by the Manager. The Fund may invest up to 10% of its total net assets in the Subsidiary. The Subsidiary invests significantly in class A-shares of Chinese companies (“China A Shares”). The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary.

At period end, the Fund owned 44,641,238 shares with net assets of $1,586,804,450 in the Subsidiary.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as

7      OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

8      OPPENHEIMER DEVELOPING MARKETS FUND

3. Securities Valuation (Continued)

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$2,463,897,083	$4,109,216,312	$—	$6,573,113,395
Consumer Staples	1,627,722,996	2,433,083,113	—	4,060,806,109
Energy	—	1,675,554,845	—	1,675,554,845
Financials	1,329,502,930	6,902,221,084	—	8,231,724,014
Health Care	73,271,472	3,258,831,873	—	3,332,103,345
Industrials	471,591,625	1,407,735,587	—	1,879,327,212
Information Technology	2,797,628,089	6,428,574,482	—	9,226,202,571
Materials	700,831,403	1,838,473,986	—	2,539,305,389
Preferred Stocks	489,045,645	—	267,971,686	757,017,331
Investment Company	1,482,334,858	—	—	1,482,334,858

Total Assets	$11,435,826,101	$28,053,691,282	$267,971,686	$39,757,489,069

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table

9      OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The table below shows the transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 1*	Transfers out of Level 2*
Assets Table
Investments, at Value:
Common Stocks
Consumer
Staples	$1,053,881,514	$(1,053,881,514)

Total Assets	$1,053,881,514	$(1,053,881,514)

* Transfers from Level 2 to Level 1 are a result of the availability of quoted prices from an active market which were not available and have become available.

4. Investments and Risks

Risks of Foreign Investing. The Fund may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Consolidated Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional

10      OPPENHEIMER DEVELOPING MARKETS FUND

4. Investments and Risks (Continued)

share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Consolidated Statement of Investments. Restricted securities are reported on a schedule following the Consolidated Statement of Investments.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of

11      OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

12      OPPENHEIMER DEVELOPING MARKETS FUND

Item 2. Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 5/31/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Developing Markets Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	7/20/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	7/20/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	7/20/2018